INCOME TAXES (Reconciliation to U.S. Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	21.00%	35.00%	35.00%
Equity earnings effect	(3.30%)	(52.70%)	(1.70%)
Foreign income taxed at rates other than the statutory U.S. federal income tax rate	6.70%	(61.20%)	(14.90%)
U.S. tax effect of foreign earnings and dividends	(0.70%)	(8.40%)	12.50%
Unrecognized tax benefits	0.20%	13.50%	(2.70%)
Acquisitions, divestitures and ownership restructuring activities	0.80%	142.00%	(48.20%)
Impact of U.S. tax reform	(3.40%)	367.80%	0.00%
State and local income taxes	0.40%	11.40%	2.90%
Goodwill impairment	0.00%	220.80%	0.00%
Excess tax benefits from stock-based compensation 3	(1.00%)	(39.70%)	0.00%
Other - net	0.90%	14.50%	(0.20%)
Effective Tax Rate	21.60%	643.00%	(17.30%)